Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

May 31, 2024

Rebecca Marquigny

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Advisors Disciplined Trust 2233 (the “Fund”)

(File No. 333-278574) (CIK# 2015645)

Ms. Marquigny:

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the PEO Liquid PE Strategy Portfolio, Series 2024-3Q, a unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on April 9, 2024. We received comments from the staff of the Commission in a letter from Rebecca A. Marquigny dated May 14, 2024, requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1. The comment requested legal analysis supporting the conclusion that the name “PEO Liquid PE Strategy Portfolio Trust” is appropriate pursuant to 17 CFR 270.35d-1 (the “Names Rule”) under the Investment Company Act and consistent with Rule 2a-7(b)(3) of the 1940 Act (the “Money Market Fund Rule”) which specifically identifies “liquid” as a term that suggest a money market fund. The comment further noted that Trust does not focus its investments in liquid companies with substantial exposure to private equity (e.g., investment advisors to private equity funds) and suggested that the strategy is designed to highlight leveraged buyout targets that are publicly available.

The Sponsor has revised the name of the Trust to the PEO PE Focus Strategy Portfolio. The Sponsor notes that the Trust is designed to achieve its objective using a “PE focus strategy” that seeks to identify a portfolio of exchange traded stocks of public companies that mirror industries and company characteristics that traditional private equity leveraged buyout funds invest in a source of potential outperformance of the broader equity markets. The focus of the Trust is not to highlight leveraged buyout targets that are publicly available. The disclosure has been updated to clarify these points consistent with the Trust name which has been revised in accordance with the staff’s comment.

Comment 2. The comment requested clarification of the term “above average” under “Investment Summary—Investment Objective”. The disclosure has been clarified in accordance with the staff’s comment.

Comment 3. The comment requested that the “Investment Summary—Principal Investment Strategy” section of the prospectus be revised to include an explanation of what the Trust is (i.e., an unmanaged, fixed portfolio of selected securities with a buy-and-hold premise, defined investment period with inception and termination dates) that summarizes the main concepts introduced under “Understanding Your Investment—How the Trust Works”. Additional disclosure has been added in accordance with the staff’s comment in the Investment Summary—Principal Investment Strategy” section of the prospectus under “The Trust”.

Comment 4. The comment requested that certain clarifications be made under “Investment Summary—Principal Investment Strategy” and with corresponding risk disclosure clarifying certain aspects of the Trust’s strategy. Additional disclosure has been added in accordance with the staff’s comment.

Comment 5. The comment requested additional clarity on the trust’s investment thesis, holdings and portfolio construction process in connection with the terms “traditional leveraged buyout funds” and “industry allocations of private equity” and corresponding assumptions. The comment also requested a more clear explanation of the data on which the Portfolio Consultant formed its assumptions. Additional disclosure has been added in accordance with the staff’s comment.

Comment 6. The comment requested the factual basis for the assertion that LBO funds have outperformed public equities historically or remove the statement. This statement is based on the following article: HARRIS, ROBERT S., TIM JENKINSON, and STEVEN N. KAPLAN. “Private Equity Performance: What Do We Know?” The Journal of Finance 69, no. 5 (2014): 1851–82. hlp://www.jstor.org/stable/43612946.

Comment 7. The comment requested that additional information be included under “Investment Summary—Principal Investment Strategy” describing how the Trust will respond in certain circumstances if the Trust receives cash or other securities in exchange for portfolio holdings (e.g., in the event of a merger, delisting, bankruptcy or other similar event). Additional disclosure has been added in accordance with the staff’s comment. The comment also requested an additional explanation if the trust intends to reinvest any proceeds. The Sponsor has confirmed that the trust does not intend to reinvest proceeds.

Comment 8. The comment requested that if the trust will concentrate its investments in a particular industry or sector, that such industry or sector be identified under “Investment Summary—Principal Investment Strategy” and that corresponding principal risk disclosure be provided under the appropriate heading as well. If the final portfolio includes such a concentration, the final registration statement will include an identification of such sector under “Investment Summary—Principal Investment Strategy” and appropriate risk disclosures will be added under “Investment Summary—Principal Risks” in accordance with the staff’s comment.

Comment 9. The comment requested clarification on whether the Portfolio Consultant factors the length of the Trust’s life into the PE industry weights given that buyout funds may own companies for extended period of time. The comment further requested clarification of whether industry matching is limited to recent transactions or mirrors all known holdings. The Portfolio Consultant confirmed that the focus is the PE industry weightings of all holdings at the time of the Trust’s inception and not limited to recent transactions or based on a projection of holdings over the Trust’s life. Disclosure has been clarified in accordance with the staff’s comment.

Comment 10. The comment requested that the “Investment Summary—Principal Investment Strategy—Quality and Value Factors” section be rewritten and clarified. The disclosure has been clarified in accordance with the staff’s comment. Additionally, we have removed the term “high debt capacity firms” from this disclosure. To clarify, that strategy does not seek to invest in companies that issue high levels of debt but to generally invest in securities of companies with a high capacity for debt.

Comment 11. The comment requested that the Sponsor ensure that all principal risks are described under “Investment Summary—Principal Risks” and that risks are identified consistently wherever they are discussed. The Sponsor believes and has confirmed that all principal risks associated with the Trust are consistently named, easily identified, and fully represented by bullet points under “Investment Summary—Principal Risks”.

Comment 12. The comment requested that principal investment strategy disclosure be added specifically supporting the third sentence of the fourth Principal Risk bullet point and other corresponding language in the prospectus. Upon further review of the Trust’s principal investment strategy, the Sponsor and Portfolio Consultant have removed that sentence.

Comment 13. The comment requested changes to the fourth Principal Risk bullet point and other corresponding language in the prospectus. As described in response to comment 12 that bullet point has been revised.

Comment 14. The comment stated that “The final bullet point on page 3 implies that the Trust may not “hold and continue to buy, shares of the same securities even if their market value declines” and request that the prospectus “discuss these circumstances in the principal strategy disclosure and describe what the Trust will do instead and how such changes would be appropriate for a unit investment trust.”

The trust is only permitted to sell securities (and cease buying additional shares of the same securities) in the limited circumstances described in the prospectus under “Understanding Your Investment—How the Trust Works—Changing Your Portfolio” which are consistent with the definition of a unit investment trust in Section 4(2) of the Act. The Sponsor believes these limited powers to take action in connection with unit investment trust portfolios are consistent with Section 4(2), with guidance previously issued by the staff of the Commission and with prospectus language included in registration statements declared effective by the staff of the Commission for over 40 years. This language in the prospectus is a plain English description of provisions included in the trust indenture for this Trust.

In the Letter to Investment Company Registrants from Carolyn B. Lewis, Assistant Director, Division of Investment Management, Securities and Exchange Commission dated January 3, 1991, the staff specifically noted that “In some cases, a trust indenture may permit the sponsor of a unit investment trust to direct the trustee to dispose of portfolio securities and substitute new securities. A trust is not permitted to sell securities and reinvest the proceeds in substitute securities solely on the basis of a decline in value of a portfolio security caused by general market or industry conditions. A decline in price may be used as grounds for selling a particular portfolio security and reinvesting the proceeds in substitute securities only when the price decline is a direct result of serious adverse credit factors affecting the issuer of that security which, in the opinion of the sponsor, would make the retention of the security detrimental to the trust or its unitholders.” (emphasis added)

The Sponsor believes these indenture provisions which are described in this section of the prospectus, which provide very limited authority to take action in connection with the Trust’s portfolio, are consistent with the definition of a unit investment trust in Section 4(2) of the Act and are important for the protection of the Trust and its investors. This view has been consistently upheld by the staff of the Commission for over 40 years.

Comment 15. The comment notes that in addition to the fee PEO Partners receives for selecting the trust’s portfolio, the trust will “pay a license fee for the use of certain service marks, trademarks, trade names and/or other property of Portfolio Consultant.” The comment requests confirmation that these expenses are reflected in the fee table and identify where they are included. The Sponsor confirms that these amounts will be included in the amounts shown for “Trustee fee & expenses” under “Investment Summary—Fees and Expenses” in the final registration statement.

Comment 16. The comment notes the disclosure stating that “[t]he initial sales fee is the difference between the total sales fee percentage (maximum of 1.85% of the public offering price per unit) and the sum of the remaining deferred sales fee and the total dollar creation and development fee” and requests that this be restated in plain English (and throughout the filing where appropriate). We believe this is a plain English description of the sales fee structure of the trust and is the same disclosure describing this structure that has been reviewed and approved by the staff in the registration statements of unit investment trusts deposited by Sponsor and all other unit investment trust sponsors for decades. The reason this description is necessary is that the deferred sales fee and creation and development fees are fixed dollar amounts whereas the maximum sales fee is set as a percentage of the public offering price per unit which will fluctuate during the initial offering period. This is explained in greater detail in the subsequent paragraphs which provide examples and alternate plain English descriptions of how this sales charge structure works. Accordingly, the Sponsor respectfully declines to revise this industry standard plain English description of this sales charge structure.

Comment 17. The comment notes that the disclosure at the bottom of page 11 states, “[r]edemption requests received by authorized financial professionals prior to the close of regular trading on the New York Stock Exchange that are properly transmitted to the trustee by the time designated by the trustee, are priced based on the date of receipt.” The staff is requesting that the Sponsor clarify what this “designated time” will be. The Sponsor confirmed that this time is the close of regular trading on the New York Stock Exchange and the disclosure has been updated accordingly in accordance with the staff’s comment.

Comment 18. The comment notes the disclosure stating that “[y]ou may not request this option in the last 30 days of your trust’s life” and requests that the Sponsor consider adding disclosure describing the reason that this option may not be requested during the last 30 days of the trust’s life. The reason for this limitation is related to the greater operational complexity of making in-kind redemptions. Given that the option may not be requested during the last 30 days and that it may be discontinued by Sponsor at any time, Sponsor does not believe adding disclosure describing the reason for this limitation will assist unitholders or potential unitholders and respectively declines to add related disclosure. The Sponsor further notes that it is extraordinarily rare for unitholders to elect to make an in-kind redemption.

Comment 19. The comment notes the disclosure stating “[y]our target’s strategy may be a long-term investment strategy designed to be followed on an annual basis” and requests that the Sponsor consider revisions to that sentence. After further reviewing that sentence the Sponsor has decided to delete that sentence.

Comment 20. The comment notes that the last sentence of the second paragraph on page 12 of the prospectus states, “[t]he liquidity of any security depends on the daily trading volume of the security and the amount available for redemption and reinvestment on any day.” The comment requests review of the cautionary liquidity disclosure in this paragraph for consistency with other prospectus sections referring to UIT liquidity favorably in comparison to generally illiquid PE LBO fund investments. This sentence of the prospectus is disclosing to investors in plain English that the liquidity of any security (including large publicly listed securities) is ultimately dependent on the trading volume of the security and that there are always the possibilities of periods of relative illiquidity even in the case of highly liquid publicly traded securities. The strategy is, in part, based on publicly listed securities generally being more liquid than most private non-listed securities. Accordingly, Sponsor does not believe the disclosures referenced are inconsistent and provide relevant disclosure to unit investment trust investors.

Comment 21. The comment notes that the prospectus disclosure states that “[u]nits of a subsequent trust series purchased with rollover proceeds would be subject to the sales fees and applicable expenses set forth in the prospectus for such Trust. Such fees and expenses will reduce the returns you experience over time.” The comment requests that this disclosure be expanded to address these implications in greater detail. Disclosure has been added in accordance with the staff’s comment.

Comment 22. The comment requests that additional disclosure be added under “Understanding Your Investment—Distributions” describing when the Trust may make a special distribution if it holds an excessive amount of cash pending distribution and that additional explanation be provided to the staff of the Commission in correspondence. The Sponsor confirmed that the Trust would not make a special distribution at a time outside of the stated monthly distribution dates and the disclosure has been updated in accordance with the staff’s comment.

Comment 23. The comment requested whether updated or tailored disclosure related to the current Middle East conflict in Gaza is appropriate, and to revise the disclosure accordingly. Disclosure has been updated in accordance with the staff’s comment under “Understanding Your Investment—Investment Risks—Additional Market Disruption Risk.”

Comment 24. The comment requested review of the disclosures under “Understanding Your Investment—Investment Risks—Dividend Payment Risk” and consider adding disclosure discussing how the following may impact trust’s dividend payment ability: inflation, interest rate changes, related regulatory consequences to corporate debt issuers, international unrest (including the ongoing wars in Gaza and the Ukraine); and federal regulatory restrictions on U.S. corporate issuer investments in China. Disclosure has been updated in accordance with the staff’s comment.

Comment 25. The comment requested that principal investment strategy disclosure be added specifically supporting the third sentence under “Understanding Your Investment—Investment Risks—Investment Process Risk” and other corresponding language in the prospectus. Upon further review of the Trust’s principal investment strategy, the Sponsor and Portfolio Consultant have removed that sentence.

Comment 26. The comment notes that the last sentence under “Understanding Your Investment—Investment Risks—Sector Concentration Risk” says the Trust’s sector concentrations are stated under the “Principal Risk” subheading of the “Investment Summary” disclosure. The comment requests that the stated information be provided in the location indicated. If the final portfolio includes such a concentration, the final registration statement will include an identification of such sector under “Investment Summary—Principal Investment Strategy” and appropriate risk disclosures will be added under “Investment Summary—Principal Risks” in accordance with the staff’s comment.

Comments 27 and 28. The comment requested certain clarifications about the language under “Changing Your Portfolio”, the scope of the terms and the legal basis on which this is consistent with the unmanaged investment status the trust claims.

As described in response to comment 14, these are plain English descriptions of the Trust’s trust indenture which will be filed as an exhibit to the final pricing amendment to the Trust’s registration statement. These provisions and the related descriptions are consistent with the descriptions included in the registration statements for all of the Sponsor’s unit investment trusts over the past 20 years and consistent with the registration statements for all other unit investment trust sponsors.

The trust is only permitted to sell securities (and cease buying additional shares of the same securities) in the limited circumstances described in the prospectus under “Understanding Your Investment—How the Trust Works—Changing Your Portfolio” which are consistent with the definition of a unit investment trust in Section 4(2) of the Act. The Sponsor believes these limited powers to take action in connection with unit investment trust portfolios are consistent with Section 4(2), with guidance previously issued by the staff of the Commission and with prospectus language included in registration statements declared effective by the staff of the Commission for over 40 years.

In the Letter to Investment Company Registrants from Carolyn B. Lewis, Assistant Director, Division of Investment Management, Securities and Exchange Commission dated January 3, 1991, the staff specifically noted that “In some cases, a trust indenture may permit the sponsor of a unit investment trust to direct the trustee to dispose of portfolio securities and substitute new securities. A trust is not permitted to sell securities and reinvest the proceeds in substitute securities solely on the basis of a decline in value of a portfolio security caused by general market or industry conditions. A decline in price may be used as grounds for selling a particular portfolio security and reinvesting the proceeds in substitute securities only when the price decline is a direct result of serious adverse credit factors affecting the issuer of that security which, in the opinion of the sponsor, would make the retention of the security detrimental to the trust or its unitholders.” (emphasis added)

The Sponsor believes these indenture provisions which are described in this section of the prospectus, which provide very limited authority to take action in connection with the Trust’s portfolio, are consistent with the definition of a unit investment trust in Section 4(2) of the Act and are important for the protection of the Trust and its investors. This view has been consistently upheld by the staff of the Commission for over 40 years.

Comment 29. The comment notes that when the trust buys or sells securities it may place orders with and pay brokerage commissions to brokers that sell units or are affiliated with AAM, the Trust or the trustees. The comment requests that disclosure be added that this could raise a potential conflict of interests. Disclosure has been added in accordance with the staff’s comment.

Comment 30. The comment requested that the closing paragraph under “Understanding Your Investment—How the Trust Works—Changing Your Portfolio” be rewritten in plain English. After discussing with the Sponsor the Sponsor has indicated that the Trust will not rely on this exemptive order and this paragraph has been deleted.

Comment 31. The comment requested that we please explain what the phrase “within a reasonable time” means in practical terms in the sentence “you will receive your final distribution within a reasonable time following liquidation of all the securities after deducting final expenses.” The Sponsor indicated that “within a reasonable time” generally means within 3 business days and the prospectus has been updated in accordance with this comment.

Comment 32. The comment requested additional disclosure explaining how the following sentence impacts investors’ unit value: “Such payments will be in addition to the regular concessions paid to firms as set forth in the applicable trust’s prospectus.” These amounts are paid out of AAM’s own assets and not the trust’s assets. Additional disclosure has been added clarifying this in the prospectus.

Comment 33. The comment requested that disclosure be added under “Taxes—In-Kind Distributions” that shareholders who choose to redeem in-kind will incur transaction costs in liquidating securities received and that the securities will be subject to market risk until sold. Additional disclosure has been added in accordance with the staff’s comment.

Comment 34. The comment requested that the Sponsor represent that the prospectus for the Trust contains all the information necessary to make an informed investment decision without reference to the Trust’s information supplement. The Sponsor has confirmed that it believes the prospectus for the Trust contains all the information necessary to make an informed investment decision without reference to the Trust’s information supplement.

Comment 35. The comment requested that the information supplement be tailored to disclose the risks associated with companies that meet the Trust’s principal strategy selection criteria at the time of the Trust’s inception. As noted in Comment 34, the Sponsor has confirmed that it believes the prospectus for the Trust contains all the information necessary to make an informed investment decision without reference to the Trust’s information supplement. The prospectus is specifically tailored to the Trust’s principal strategy selection criteria at the time of the Trust’s inception. The Information Supplement is designed to supplement those disclosures as a broader set of disclosures, including risk disclosures, than those shown in the Trust’s base prospectus. Accordingly, the Sponsor has reviewed the information supplement and believes the broader information included in information supplement as drafted is appropriate for the Trust.

Comment 36. The comment requested that the Sponsor confirm that the registration statement has been signed by the person performing the functional role of principal financial officer and principal accounting officer or comptroller, and not just a majority of the Sponsor’s board of directors or persons performing similar functions. This Amendment No. 1 to the Registration Statement has been signed by the Sponsor’s principal financial officer and the Sponsor will ensure that the final registration statement has been signed by this person in addition to a majority of the Sponsor’s board of directors

Comment 37. The comment notes that several agreements and other documents will be filed by amendment, including Chapman and Cutler LLP’s legality opinion. The comment notes that the Commission reviews, and frequently comment upon, these exhibits and requests sufficient time to resolve any comments we may have. The agreements and other documents that will be filed by amendment will be substantially the same as the agreements and other documents filed in connection with Advisors Disciplined Trust 2225 (filing with exhibits are available at: https://www.sec.gov/Archives/edgar/data/2009298/000183988224013019/0001839882-24-013019-index.htm) which was reviewed and declared effective by the staff of the Commission on April 26, 2024. The final versions (updated for trust name, file numbers and dates) will be filed with the final pricing amendment for the Trust. Please let us know if the staff has any additional comments or questions associated with those agreements and exhibits in advance of the filing understanding that they will be substantially the same as the exhibits in the filing referenced above.

We have been advised that the Sponsor would like to activate the Fund in July or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP